Retirement and Postretirement Benefits Other than Pension Plans	6 Months Ended
Jun. 30, 2013
Retirement and Postretirement Benefits Other than Pension Plans
10.	RETIREMENT AND POSTRETIREMENT BENEFITS OTHER THAN PENSION PLANS:

Net periodic pension expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest cost	$947	$1,087	$1,940	$2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Recognized net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290	—	1,290	—

Total net periodic pension expense	$1,216	$1,084	$1,236	$2,168

As a result of increased lump-sum distributions from the Company’s qualified retirement plan during the three months and six months ended June 30, 2013, partially due to the transfer of a large number of the retirement plan participants to Marriott in connection with the REIT conversion, which resulted in an increase in the number of participants eligible for distributions, a net settlement loss of $1.3 million was recognized in the three months and six months ended June 30, 2013. The net settlement loss of $0.6 million related to lump-sum distributions to former employees affected by the REIT conversion has been classified as REIT conversion costs. The net settlement loss of $0.7 million related to lump-sum distributions to former employees not affected by the REIT conversion has been classified as corporate operating expenses.

In addition, the increase in lump-sum distributions required the Company to re-measure its liability under its pension plan as of May 31, 2013. As a result of the lump-sum distributions and an increase in the plan’s assumed discount rate from 3.6% at December 31, 2012 to 4.0% at May 31, 2013, the Company recorded a $9.5 million reduction in its liability under the plan, which was recorded as a decrease in other liabilities and accumulated other comprehensive loss in the accompanying condensed consolidated balance sheet as of June 30, 2013.

Net postretirement benefit expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$—	$15	$—	$29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)

Total net postretirement benefit expense	$(205)	$313	$(330)	$627